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                                                            April 28, 1997


VIA ELECTRONIC FILING
_____________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

         Re: Merrill Lynch Short-Term Global Income Fund, Inc. Post-Effective Amendment No. 8 under the Securities Act to the Registration Statement on Form N-1A (File Nos. 33-34476 and 811-6089)
              -------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch short-Term Global Income Fund, Inc. (the "Fund") hereby certifies that:

                (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                (2) the text of Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 1997.


                                        Very truly yours,

                                        MERRILL LYNCH SHORT-TERM GLOBAL INCOME
                                          FUND, INC.



                                        By:  /s/ Arthur Zeikel
                                             __________________________________
                                             Arthur Zeikel
                                             Authorized Officer